Filed pursuant to Rule 497(e) and Rule 497(k)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

schroder series trust
Schroder Long Duration Investment-Grade Bond Fund
Schroder Short Duration Bond Fund
Schroder Total Return Fixed Income Fund
Schroder Core Bond Fund
(the “Funds”)

Supplement dated November 26, 2019
to each Fund’s Summary Prospectus (the “Summary Prospectuses”) and
the Funds’ Prospectus (the “Prospectus”),
each dated March 1, 2019

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectus, and should be read in conjunction with the Summary Prospectuses and the Prospectus.

As of December 1, 2019 (the “Effective Date”), (i) Andrew B.J. Chorlton, a portfolio manager of the Funds currently associated with Schroder Investment Management North America Inc. (“SIMNA Inc.”), will be associated with Schroder Investment Management North America Ltd. (“SIMNA Ltd.”), (ii) SIMNA Ltd. will serve as a sub-adviser to the Funds, and (iii) investment advisory responsibilities and fees with respect to the Funds may be reallocated periodically between SIMNA Inc. and SIMNA Ltd. Accordingly, as of the Effective Date, the Summary Prospectuses and the Prospectus are hereby amended and supplemented as follows:

1.	In (i) the “Principal Investment Strategies” and “Principal Risks” sections of the Summary Prospectuses, and the corresponding sections of the Prospectus, (ii) the principal investment strategies portions of the “Principal Investment Strategies of and Additional Performance Information about the Funds” section of the Prospectus, and (iii) the “Principal Risks of Investing in the Funds” section of the Prospectus, each reference to “Schroders” or “the Adviser” is hereby amended to include a reference to “SIMNA Ltd.” or “the Sub-Adviser,” respectively, as necessary.

2.	In the “Management of the Fund” sections of the Summary Prospectuses, and the corresponding sections of the Prospectus, the following is hereby added:

Sub-Adviser – Schroder Investment Management North America Ltd.

3.	In the “Management of the Funds” section of the Prospectus:

(i)	The second paragraph is hereby deleted and replaced with the following:

Schroder Investment Management North America Limited (“SIMNA Ltd.” or the “Sub-Adviser”), an affiliate of Schroders, acts as a sub-adviser to the Funds. Schroders has delegated certain day-to-day portfolio management authority to SIMNA Ltd. Notwithstanding that delegation, Schroders may exercise investment discretion over any of the Funds’ portfolios at any time and without prior notice to shareholders.

(ii)	The last three paragraphs under the “Management Fees” heading are hereby deleted and replaced with the following:

As compensation for SIMNA Ltd.’s services as sub-adviser, Schroders pays to SIMNA Ltd. 58.5% of the investment advisory fees Schroders receives from each of the Schroder Emerging Markets Small Cap Fund and Schroder North American Equity Fund, and 15% of the investment advisory fees Schroders receives from each of the Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund. Investment advisory responsibilities and fees may be reallocated periodically between SIMNA Inc. and SIMNA Ltd.

A discussion regarding the basis for the Trustees’ approval of the management contract/investment advisory agreement for each Fund, other than the Schroder Core Bond Fund, and the sub-advisory agreement for the Schroder Emerging Markets Small Cap Fund and the Schroder North American Equity Fund, is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2018.

A discussion regarding the basis for the Trustees’ approval of the investment advisory agreement for the Schroder Core Bond Fund is available in the Fund’s Semi-Annual Report to Shareholders dated April 30, 2018, which covers the period from the Fund’s inception to April 30, 2018.

A discussion regarding the basis for the Trustees’ approval of the sub-advisory agreements for the Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund will be available in the Funds’ annual report to shareholders for the fiscal year ending October 31, 2019.

(iii)	Under the “Portfolio Management” heading, the “Recent Professional Experience” for Mr. Chorlton is hereby deleted and replaced with the following:

Mr. Chorlton is a Portfolio Manager at the Schroders organization. He has been associated with SIMNA Ltd. since 2019 and was associated with Schroders from 2013 to 2019. Mr. Chorlton joined STW in 2007 and has over 21 years of investment experience. Before joining STW, he spent six years as a Senior Fixed Income Manager with AXA Investment Managers. Prior to that, Mr. Chorlton was a Portfolio Manager with Citigroup Asset Management.

4.	On the back cover of the Prospectus, the “Investment Sub-Adviser” information is hereby deleted and replaced with the following:

INVESTMENT SUB-ADVISER
Schroder Investment Management North America Limited
31 Gresham Street
London EC2V 7QA

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCH-SK-008-0100

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

schroder series trust
Schroder Long Duration Investment-Grade Bond Fund
Schroder Short Duration Bond Fund
Schroder Total Return Fixed Income Fund
Schroder Core Bond Fund
(the “Funds”)

Supplement dated November 26, 2019
to the Funds’ Statement of Additional Information (the “SAI”)
dated March 1, 2019

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

As of December 1, 2019 (the “Effective Date”), (i) Andrew B.J. Chorlton, a portfolio manager of the Funds currently associated with Schroder Investment Management North America Inc. (“SIMNA Inc.”), will be associated with Schroder Investment Management North America Ltd. (“SIMNA Ltd.”), (ii) SIMNA Ltd. will serve as a sub-adviser to the Funds, and (iii) investment advisory responsibilities and fees with respect to the Funds may be reallocated periodically between SIMNA Inc. and SIMNA Ltd. Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	In the “Trust Histories” section, the last two paragraphs are hereby deleted and replaced with the following:

Schroder Investment Management North America Inc. (“Schroders”) serves as investment manager to the Funds.

Schroder Investment Management North America Limited (“SIMNA Ltd.”) has served as sub-adviser to Schroder Emerging Markets Small Cap Fund and Schroder North American Equity Fund, since each of their inceptions. SIMNA Ltd. has served as a sub-adviser to Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund since December 1, 2019.

STW Long Duration Investment-Grade Bond Fund a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”), merged into Schroder Long Duration Investment-Grade Bond Fund on June 24, 2013 pursuant to an Agreement and Plan of Reorganization dated May 3, 2013 (the “Fund Merger”); the Fund had no investment operations prior to the Fund Merger. The Predecessor Fund had been advised by STW Fixed Income Management LLC (“STW”) since its inception on October 3, 2011, and on April 2, 2013, Schroder U.S. Holdings Inc., the parent company of Schroders, acquired all outstanding interests in STW. Commencing on the date of the Fund Merger, Schroders served as investment manager to the Fund and STW served as sub-adviser to the Fund. Effective October 11, 2013, STW no longer served as sub-adviser to the Fund.

2.	In the “Additional Information Concerning the Funds’ Principal and Non-Principal Investment Strategies” section, each reference to “Schroders” or “the Adviser” is hereby amended to include a reference to “SIMNA Ltd.” or “the Sub-Adviser,” respectively, as necessary.

3.	In the “Management of the Trusts” section, the first paragraph is hereby deleted and replaced with the following:

The Trustees of each of the Trusts are responsible for the general oversight of each of the Trust’s business. Subject to such policies as the Trustees may determine, Schroders furnishes a continuing investment program for the Funds and makes investment decisions on their behalf.

SIMNA Ltd., an affiliate of Schroders, acts as a sub-adviser to the Funds. Schroders has delegated certain day-to-day portfolio management authority to SIMNA Ltd. Notwithstanding that delegation, Schroders may exercise investment discretion over any of the Funds’ portfolios at any time and without prior notice to shareholders.

4.	In the “Schroders and its Affiliates” section, the second paragraph is hereby deleted and replaced with the following:

SIMNA Ltd., an affiliate of Schroders, serves as sub-adviser to the Funds.

5.	In the “Management Contract/Investment Advisory Agreements” section, the first and third paragraphs under the “Subadvisory Agreements with SIMNA Ltd.” heading are hereby deleted and replaced with the following:

Schroders has retained SIMNA Ltd. to serve as sub-adviser to the Funds pursuant to Investment Subadvisory Agreements between Schroders and SIMNA Ltd. (the “Subadvisory Agreements”).

6.	For the services to be rendered by SIMNA Ltd., Schroders (and not the Trusts or the Funds) pays to SIMNA Ltd. a monthly fee in an amount equal to 58.5% of all fees actually paid by the Schroder Emerging Markets Small Cap Fund and Schroder North American Equity Fund, and 15% of all fees actually paid by the Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund, to Schroders for such month under the Management Contract, or Investment Advisory Agreement, as applicable; provided that SIMNA Ltd.’s fee for any period will be reduced such that SIMNA Ltd. will bear a comparable percentage of any voluntary fee waiver observed or expense reimbursement borne by Schroders with respect to the Funds for such period. Investment advisory responsibilities and fees may be reallocated periodically between SIMNA Inc. and SIMNA Ltd.

7.	In the “Proxy Voting Policies and Procedures” section, the first paragraph is hereby deleted and replaced with the following:

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to Schroders, and Schroders has, in turn, delegated this responsibility to SIMNA Ltd. SIMNA Ltd. will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCH-SK-009-0100

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